Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Profit (Loss) Before Income Taxes

Profit (loss) before income taxes consists of:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	—	77,079	102,329	15,682
Non-PRC	(140,920)	(248,522)	(318,335)	(48,787)
	(140,920)	(171,443)	(216,006)	(33,105)

Summary of Current and Deferred Components of Income Tax Expense (Benefit)

The current and deferred components of income tax expense (benefit) appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax	555	631	59,964	9,190
Deferred income tax	(3,314)	(2,373)	7,375	1,130
	(2,759)	(1,742)	67,339	10,320

Schedule of Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate for Enterprise Income Tax

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax	(140,920)	(171,443)	(216,006)	(33,105)
Income tax benefit computed at the PRC statutory tax rate of 25%	(35,230)	(42,861)	(54,001)	(8,276)
Effect of differing tax rates in different jurisdictions	4,150	23,599	35,228	5,399
Effect of PRC preferential tax rates	—	(3,346)	(22,350)	(3,425)
Research and development super-deduction	—	(4,001)	(7,557)	(1,158)
Effect of tax rate changes on deferred taxes	—	—	5,325	816
Non-deductible expenses and non-taxable income, net*	19,446	384	106,892	16,382
Change in valuation allowance	8,875	24,483	3,802	582
Income tax (benefit) expense	(2,759)	(1,742)	67,339	10,320

*	Primarily represents share-based compensation expense, impairment of goodwill, other non-deductible professional expenses, and income from entities not subject to income tax.

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets
Tax loss carry forward	67,708	67,873	10,402
Unabsorbed capital allowance	50,475	63,297	9,701
Depreciation and amortization expense	18,809	23,887	3,661
Operating lease	63,823	60,878	9,330
Accrued expenses and others	16,865	35,245	5,402
Less: Valuation allowance*	73,997	71,229	10,916
	143,683	179,951	27,580

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Deferred tax liabilities
Property and equipment	173,777	222,489	34,098
Acquisition of intangible assets	89,474	105,805	16,215
Debt issuance cost	15,588	13,243	2,030
Operating lease	63,823	64,358	9,863
Others	8,949	9,698	1,487
	351,611	415,593	63,693
Presentation in the consolidated balance sheets:
Deferred tax assets	3,611	18,789	2,880
Deferred tax liabilities	211,539	254,431	38,993
Net deferred tax liabilities	207,928	235,642	36,113

11. TAXATION (Continued)

*

Based upon the level of historical taxable income, scheduled reversal of deferred tax liabilities and projections for future taxable income over the periods in which the deferred tax assets are realizable, management recorded full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a cumulative loss as of December 31, 2019 and 2020, except for the portion that can be realized by matching reversals of deferred tax liabilities.